ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 6, 2017	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 180 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 27, 2017 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to AMG SouthernSun U.S. Equity Fund, AMG SouthernSun Global Opportunities Fund and AMG SouthernSun Small Cap Fund:

(i)	Prospectus for AMG SouthernSun U.S. Equity Fund, dated February 1, 2017;

(ii)	Prospectus for AMG SouthernSun Small Cap Fund, dated February 1, 2017;

(iii)	Prospectus for AMG SouthernSun Global Opportunities Fund, dated February 1, 2017; and

(iv)	Statement of Additional Information for AMG SouthernSun Small Cap Fund, AMG SouthernSun U.S. Equity Fund and AMG SouthernSun Global Opportunities Fund, dated February 1, 2017.

If you have any questions concerning this filing, please call me at (617) 854-2337.

February 6, 2017

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin